Document and Entity Information	Aug. 21, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 21, 2020
Entity Registrant Name	INDEPENDENT BANK CORP /MI/
Entity Incorporation, State or Country Code	MI
Entity File Number	000-07818
Entity Tax Identification Number	38-2032782
Entity Address, Address Line One	4200 E BELTLINE AVE
Entity Address, City or Town	GRAND RAPIDS
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49525
City Area Code	616
Local Phone Number	527-5820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000039311
Title of 12(b) Security	Common stock, no par value
Trading Symbol	IBCP
Security Exchange Name	NASDAQ